Lease - Summary of Operating Lease Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Jan. 01, 2020
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2021	¥ 25,598
2022	21,922
2023	21,126
2024	33,303
2025	35,268
Thereafter	210,502
Total operating lease payments (undiscounted)	347,719
Less: Imputed interest	(82,850)
Total operating lease liabilities (discounted)	¥ 264,869	¥ 5,504